Related party transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related party transactions	Related party transactions:
(a)The income or expenses with related parties relate to amounts paid to or received from individuals or entities that are associated with the Company or with the Company’s directors or officers and these transactions are governed by pre-arranged contracts.
(b)Over the course of 2018, 2019 and 2020, Seaspan issued to Fairfax Financial Holdings Limited and certain of its affiliates (“Fairfax”) an aggregate $600,000,000 of 5.50% senior notes due in 2025, 2026 and 2027 (the “Fairfax Notes”) and warrants to purchase an aggregate 101,923,078 common shares of Seaspan. Two tranches of warrants, each for 38,461,539 common shares, were exercisable at a price of $6.50 per share. One tranche of warrants, for 25,000,000 common shares, was exercisable at a price of $8.05 per share. All such warrants have been exercised.
In April 2021, in connection with an amendment to the APR Energy acquisition agreement, the Company issued to Fairfax warrants to purchase 5,000,000 common shares of the Company at an exercise price of $13.00 per share.
In June 2021, the Company and Seaspan exchanged and amended $300,000,000 of the Fairfax Notes for (i) 12,000,000 Series J 7.00% Cumulative Redeemable Perpetual Preferred Shares of the Company (the “Series J Preferred Shares”), representing total liquidation value of $300,000,000, and (ii) warrants to purchase 1,000,000 common shares at an exercise price of $13.71 per share. The exchanged Fairfax Notes were subsequently cancelled and, in August 2021, Seaspan redeemed for cash the remaining Fairfax Notes at a redemption price equal to 100% of the principal amount plus any accrued and unpaid interest.
For the year ended December 31, 2021, interest expense related to the Fairfax Notes, excluding amortization of the debt discount, was $19,204,000 (2020 – $32,114,000). For the year ended December 31, 2021, amortization of debt discount was $14,188,000 (2020 – $19,963,000).
For the year ended December 31, 2022, the dividends paid on Series J Preferred Shares were $21,000,000 (2021 – $8,108,000).
(c)On February 28, 2020, in connection with the acquisition of APR Energy, Fairfax received common shares of Atlas as consideration for its equity interests in APR Energy and as settlement of indebtedness owing to Fairfax by APR Energy. In addition, Atlas reserved for issuance Holdback Shares for Fairfax. Fairfax remains a counterparty to certain indemnification and compensation arrangements related to the acquisition of APR Energy (note 3). In June 2022, 2,576,014 of the Holdback Shares were cancelled to cover losses related to certain indemnified claims that had been realized. Fairfax remains a counterparty to certain indemnification and compensation arrangements related to the acquisition of APR Energy.
6.    Related party transactions (continued):
The indemnification obligation related to the cash repatriation from a foreign jurisdiction expired in April 2022. Prior to the expiration of this indemnification, during the year ended December 31, 2022, 92,444 (December 31, 2021 – 350,138) Holdback Shares were issued. These Holdback Shares were released from the holdback of the minority sellers and purchased by Fairfax. Upon expiration of this indemnification, the remaining Holdback Shares of 2,749,898 were released and issued to the minority sellers in June 2022. Prior to the expiration of this indemnification, Fairfax also paid $6,265,000 during the year ended December 31, 2022 (December 31, 2021 – $16,545,000).
During the year ended December 31, 2022 and December 31, 2021, the Company received $5,239,000 and $12,468,000, respectively, from Fairfax for the settlement of an indemnification related to losses realized on sale or disposal of certain property, plant and equipment and inventory items (note 3).
During the year ended December 31, 2021, interest expense related to Seaspan’s notes held by certain affiliates of Fairfax (the “Fairfax Holders”), including the Fairfax Notes, excluding amortization of the debt discount $19,204,000 (2020 – $32,114,000). For the year ended December 31, 2021, amortization of debt discount was $14,188,000 (2020 – $19,963,000).
(d)As at December 31, 2022, Fairfax held approximately 44.3% of the Company’s issued and outstanding common shares and has designated two members to the Company’s board of directors.
(e)In March 2021, the Company entered into a joint venture with Zhejiang Energy Group (“ZE”) and executed a shareholders’ agreement with ZE to form the joint venture (“ZE JV”). The Company owns 50% of the ZE JV. The purpose of the joint venture is to develop business in relation to container vessels, LNG vessels, environmental protection equipment and power equipment supply. In October 2021, through a series of transactions with a wholly owned subsidiary of the ZE JV as the ultimate purchaser, the Company sold one 4,250 TEU vessel for an aggregate purchase price of $38,280,000 (note 8). Additionally, in May 2022, through a series of transactions with wholly owned subsidiaries of the ZE JV as the ultimate purchaser, the Company sold four 4,250 TEU vessels for an aggregate purchase price of $138,975,000 (note 8). The Company continues to manage the ship operations of these vessels. During the year ended December 31, 2022, the Company earned revenue of $7,035,000 (2021 – $325,000) and incurred expenses of $6,776,000 (2021 – $285,000) in connection with the ship management of the vessel. As at December 31, 2022, the Company has invested $1,000,000 (December 31, 2021 – $1,000,000) in the ZE JV.